Schedule of Parameters Used in Computation Stock Options (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	45.00%	45.00%
Expected volatility, minimum			40.00%
Expected volatility, maximum			45.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term (in years)		6 years 1 month 10 days
Risk free rate, minimum	1.55%	1.15%	0.61%
Risk free rate, maximum	2.02%	2.64%	2.64%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 9 months 22 days		5 years 3 months 11 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 10 days		6 years 1 month 10 days